Project Ripon
November 2016
Exception Summary

Exception Category	Exception Code	Exception Description	#	#	Exception Severity
Collections and Servicing	COLL.01	Borrower(s) not co-operating	2	Exception Category	B	C	D	I	Total
	COLL.03	No active, timely or effective dialogue with borrowers	1	Collections and Servicing	5			12	17
	COLL.07	Other servicing issue	11	Payment Performance	102	2			104
	COLL.08	Arrears fees / statements issue	3	Risk	271	37	1	431	740
Payment Performance	PAY.02	Arrears likely to Increase	2	Title	2				2
	PAY.03	New arrears >1mth in past 12mths	26	Total	380	39	1	443	863
	PAY.04	Payment difficulties. DD Recalls / Late or partial payments	64
	PAY.05	Account in Credit - Payment Missed/Partial Payments	12
Risk	RISK.01	Underwriting Issue	25
	RISK.03	Third Party Payments	1
	RISK.04	Fees and Charges	2
	RISK.14	Rental Income not correctly assessed or not within criteria	56
	RISK.16	FAdv Rental Income not correctly assessed or not within criteria	11
	RISK.17	Rental Income not within criteria - UW Discretion applied	426
	RISK.18	F/AD rental income not within criteria - UW Discretion applied	12
	RISK.29	Product Detriment Remediation	6
	RISK.30	BKO / IVA Post-Completion	8
	RISK.32	Sensitive - Health	8
	RISK.33	Sensitive - Benefits	2
	RISK.34	Sensitive - Deceased borrower	4
	RISK.36	Borrower whereabouts unknown	35
	RISK.41	Complaint (not PPI)	10
	RISK.45	Legal Dispute / Insurance Claim	1
	RISK.61	Ground Rent Debited	18
	RISK.62	Other Charges	14
	RISK.65	BTL - Borrower in occupancy	22
	RISK.71	Title Issue	15
	RISK.73	Adverse Valuer Comments	33
	RISK.74	Valuer Not Qualified	3
	RISK.75	Valuer provided a caveated OMV	19
	RISK.76	Let to family members	2
	RISK.77	Occupancy monitoring	2
	RISK.89	Other Property Risk	3
	RISK.99	Other Risks	2
Title	Title.02	Address incorrect	2
Total			863

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Project Ripon
November 2016
Exception Summary

Evident Risk Grade
Grade	Description
B	Minor evident risks identified
C	One or more evident risks identified or potential material evident risk
D	Material evident risks identified
I	Information Only - No material risk

Collections Grade
Grade	Description
B	Collections activity not timely, minor breach in adherence to servicer collections policy but deemed not to have affected overall payment performance.
C	Collections activity not considered to be timely or in accordance with servicer collections policy, incomplete collections history. No obvious breach in regulatory framework.
D	Collections activity not timely or in accordance with servicer collections policy. Incomplete collections history. Evidence of one or more apparent breaches in regulatory framework.
I	Information Only - No material risk
Payment Performance Grade
Grade	Description
B	Late / missed payments in last 12 months but arrears likely to decrease or remain static.
C	Payment issues in last 12 months or future issues identified and arrears likely to increase, however no shortfall likely.
D	Payment issues in last 12 months or future issues identified and arrears likely to increase and there is a risk of a shortfall.
I	Information Only - No material risk

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